FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ (48)	$ 16	$ (113)	$ 40
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(21)	0	(64)	33
Net sales | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(42)	20	(87)	31
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	2	(2)	(2)	(1)
Cost of goods sold | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(17)	(6)	(46)	14
Other, Net | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(3)	10	(10)	24
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(6)	(4)	(26)	9
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (3)	$ (2)	$ (6)	$ (4)